Note 15 - Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Commitments Disclosure [Text Block]

Note 15. Commitments

Operating Lease Obligations

The Company has entered into operating leases related to roof rights, cellular towers, office space, and equipment leases under various non-cancelable agreements expiring through April 2025. Certain of these operating leases include extensions, at the Company's option, for additional terms ranging from one to twenty-five years. Amounts associated with the extension periods have not been included in the table below as it is not presently determinable which options, if any, the Company will elect to exercise. As of June 30, 2016, total future operating lease obligations were as follows:

Remainder of 2016	$7,450,265
2017	8,829,245
2018	4,389,155
2019	2,721,992
2020	623,067
Thereafter	95,371
$24,109,095

Rent expenses were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	201 6	201 5	201 6	201 5
Points of Presence	$2,166,062	$2,009,366	$4,241,720	$4,095,064
Corporate offices	88,651	96,669	237,798	188,861
Other	113,066	100,605	234,555	188,940
	$2,367,779	$2,206,640	$4,714,073	$4,472,865

Rent expenses related to Points of Presence and other were included in infrastructure and access in the Company’s condensed consolidated statements of operations. Rent expense related to our corporate offices was included in general and administrative expenses in the Company’s condensed consolidated statements of operations.

In September 2013, the Company entered into a new lease agreement for its corporate offices and new warehouse space. The lease commenced on January 1, 2014 and expires on December 31, 2019 with an option to renew for an additional five-year term through December 31, 2024. The Company spent approximately $600,000 in leasehold improvements in connection with consolidating its corporate based employees from two buildings into one building. The Landlord agreed to contribute $380,000 in funding towards qualified leasehold improvements and made such payment in February 2014. Total annual rent payments began at $359,750 for 2014 and escalate by 3% annually reaching $416,970 for 2019.

In December 2014, the Company entered into a new lease agreement in Florida, primarily for a second sales center. The lease commenced in February 2015 for 38 months with an option to renew for an additional five-year period. Total annual rent payments started at $53,130 and escalated by 3% annually. In April 2016, the Company terminated the Florida lease. Under the terms of the agreement, the Company forfeited its security deposit of $26,648 and agreed to make a termination payment of $25,000.

Capital Lease Obligations

The Company has entered into capital leases to acquire property and equipment expiring through June 2018. As of June 30, 2016, total future capital lease obligations were as follows:

Remainder of 2016	$550,567
2017	837,811
2018	143,796
$1,532,174
Less: interest expense	98,591
Total capital lease obligations	$1,433,583
Current	$980,389
Long-term	$453,194

Note 16.    Commitments

Operating Lease Obligations.

The Company has entered into operating leases related to roof rights, cellular towers, office space, and equipment leases under various non-cancelable agreements expiring through April 2025. Certain of these operating leases include extensions, at the Company's option, for additional terms ranging from 1 to 25 years. Amounts associated with the extension periods have not been included in the table below as it is not presently determinable which options, if any, the Company will elect to exercise. As of December 31, 2015, total future operating lease obligations were as follows:

Years Ending December 31,
2016	$19,885,917
2017	15,252,943
2018	8,286,819
2019	3,199,264
2020	741,907
Thereafter	368,486
$47,735,336

Rent expenses were as follows:
	Year Ended December 31 ,
	2015	2014	2013
Points of Presence	$8,180,389	$7,746,573	$7,128,778
Street level rooftops	16,707,445	13,183,209	11,067,316
Corporate offices	382,234	336,437	518,245
Other	414,618	362,281	437,718
	$25,684,686	$21,628,500	$19,152,057

Rent expenses related to Points of Presence, street level rooftops and other were included in cost of revenues in the Company’s consolidated statements of operations. Rent expense related to the Company’s corporate offices was included in general and administrative expenses in the Company’s consolidated statements of operations. The Company accrued $3,284,466 representing the estimated cost to settle lease obligations for street level rooftops in certain markets.

In September 2013, the Company entered into a new lease agreement for its corporate offices and new warehouse space. The lease commenced on January 1, 2014 and expires on December 31, 2019 with an option to renew for an additional five year term through December 31, 2024. The Company spent approximately $600,000 in leasehold improvements in connection with consolidating its corporate based employees from two buildings into one building. The Landlord agreed to contribute $380,000 in funding towards qualified leasehold improvements and made such payment to the Company in February 2014. Total annual rent payments begin at $359,750 for 2014 and escalate by 3% annually reaching $416,970 for 2019.

In December 2014, the Company entered into a new lease agreement in Florida, primarily for a second sales center. The lease commenced in February 2015 for 38 months with an option to renew for an additional 60 month period. Total annual rent payments begin at $53,130 and escalate by 3% annually.

Capital Lease Obligations

The Company has entered into capital leases to acquire property and equipment expiring through June 2018. As of December 31, 2015, total future capital lease obligations were as follows:

Years Ending December 31,
2016	1,110,428
2017	837,811
2018	143,796
$2,092,035
Less: Interest expense	166,519
Total capital lease obligations	$1,925,516
Current	$992,690
Long-Term	$932,826